Equity (Details) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Authorized	25,000,000	25,000,000
Issued	15,307,402	15,297,402
Outstanding	14,728,782	14,728,782
Ordinary shares, par value	₪ 1	₪ 1